Income Tax Expense - Summary of Total Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [line items]
Current tax expense income	€ (871)	€ (1,724)	€ (2,420)
Deferred tax liability asset	187	634	147
Total	(684)	(1,090)	(2,273)
Domestic [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(6)	(1,065)	(838)
Foreign [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(865)	(659)	(1,582)
Deferred tax liability asset	€ 187	€ 634	€ 147